ACQUISITON OF WORLD MOTO ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITON OF WORLD MOTO ASSETS [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of purchase price on the World Moto Assets:

World Moto Assets acquired:

Software	$166,314
Website	20,000
Patents	30,000
Trade name	20,000

Total consideration paid	$236,314